Operations and Reorganization - Risks in relation to the VIE structure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 18,186	$ 24,611
Prepaid expenses and other current assets	3,509	2,527
Right-of-use assets	769	1,570
Current assets held-for-sale		117,612
Non-current assets held-for-sale		22,657
Total assets	27,634	187,067
Lease liability-current and non-current	734
Current liabilities held-for-sale		290,086
Non-current liabilities held-for-sale		2,433
Total liabilities	21,057	300,495
Total revenues	15,048	788
Other income/(expenses), net	(453)	219
Loss from operations	(12,358)	(4,592)
Loss before income tax	(12,784)	(4,091)
Income tax expenses/(benefits	(60)	(100)
Net income/(loss)	(42,556)	18,738	$ 21,241
Net cash (used in)/provided by operating activities	(45,701)	(105,029)	104,184
Net cash provided by/(used in) operating activities from continuing operations	1,929	(4,983)	0
Net cash provided by/ (used in) operating activities from discontinued operations	(47,630)	(100,046)	104,184
Net cash (used in)/provided by investing activities	2,508	98,308	(105,988)
Net cash used in by investing activities from continuing operations	(7,641)	5,647
Net cash (used in) /provided by investing activities from discontinued operations	10,149	92,661	(105,988)
Net cash provided by financing activities	20,484	(2,351)	1,288
Net cash provided by /(used in) financing activities from continuing operations		23,575
Net cash provided by/ (used in) financing activities from discontinued operations	20,484	(25,926)	1,288
Accumulated deficit	331,166	288,610
VIEs and VIES' subsidiaries
Assets
Cash and cash equivalents		31
Prepaid expenses and other current assets		135
Amounts due from inter-company entities		149,694
Right-of-use assets		308
Current assets held-for-sale		101,798
Non-current assets held-for-sale		19,687
Total assets		271,653
Lease liability-current and non-current		274
Amounts due to inter-company entities		51,365
Current liabilities held-for-sale		284,839
Non-current liabilities held-for-sale		2,365
Total liabilities		338,843
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Assets
Costs and expenses	(287)	(1,178)
Loss from operations	(287)	(1,178)
Others	3	1
Net loss from continuing operations	(284)	(1,177)
Net income/(loss) from discontinued operations	(83,653)	35,792	51,167
Net income/(loss)	(83,937)	34,615	51,167
Net cash provided by/(used in) operating activities from continuing operations	(34,468)	(79,168)	98,009
Net cash used in by investing activities from continuing operations	20,912	65,129	(103,880)
Net cash provided by financing activities	(259)	521
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | Third party
Assets
Costs and expenses	(287)	(1,178)
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | External parties
Assets
Net cash (used in)/provided by operating activities	(25,160)	58,654	232,491
Net cash (used in)/provided by investing activities	21,515	87,905	(103,880)
Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing | Intra-Group entities
Assets
Net cash (used in)/provided by operating activities	(9,308)	(137,822)	$ (134,482)
Net cash (used in)/provided by investing activities	(603)	(22,776)
Net cash provided by financing activities	$ (259)	$ 521